Accrued Expenses and Other Current Liabilities	6 Months Ended
Jun. 30, 2026
Accrued Liabilities and Other Liabilities [Abstract]
Accrued Expenses and Other Current Liabilities
7.
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,	As of June 30,
	2025	2026
	US$	US$
Accrued payroll and social insurance	2,938,321	2,531,628
Cash collected on behalf of the customers(a)	53,683	105,434
Other taxes payable	540,679	597,556
Accrued follow-up offering cost	522,813	478,198
Accrued service expenses	403,298	979,196
Interest payable to investors	825,081	969,898
Others(b)	229,529	406,408
Accrued Expenses and Other Current Liabilities	5,513,404	6,068,318

a.
The Group collects the EV charging considerations from end users on behalf of certain customers and pays to these customers on a regular basis.
b.
Others as of December 31, 2025 and June 30, 2026 mainly included accrued warranty and other payable.